Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties - Consolidated Balance Sheets (Table)

Consolidated Balance Sheets	As of	As of
	December 31, 2021	December 31, 2020
Liabilities:
CSM – payments on behalf of the Partnership (a)	$92	$1,040
Management fee payable to CSM (b)	25	25
Capital-Executive – payments on behalf of the Partnership (a)	1,188	1,765
Management fee payable to Capital-Executive (b)	417	427
Capital-Gas – payments on behalf of the Partnership (a)	721	—
Management fee payable to Capital-Gas (b)	342	—
Due to related parties	$2,785	$3,257

Transactions with Related Parties - Consolidated Statements of Comprehensive Income / (Loss) (Table)

Consolidated Statements of Comprehensive Income / (Loss)	For the years ended December 31,
	2021	2020	2019
Vessel operating expenses	$5,923	$4,976	$3,917
General and administrative expenses (c)	2,013	2,049	2,146